Employee future benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee future benefits	Employee future benefits:

	December 31, 2022	December 31, 2021
Net defined benefit pension plan liability	$348	$1,814
Net other post-retirement benefit plan liability	107	80
Employee future benefits	$455	$1,894
The Corporation maintains a defined benefit pension plan covering existing and former employees in the United States. The benefits under the pension plan are based on years of service and salary levels accrued as of December 31, 2009. In 2009, amendments were made to the defined benefit pension plan to freeze benefits accruing to employees at their respective years of service and salary levels obtained as of December 31, 2009.
Certain employees in the United States are also eligible for post-retirement healthcare, life insurance, and other benefits.
The Corporation accrues the present value of its obligations under employee future benefit plans and related costs, net of the present value of plan assets.
20.     Employee future benefits (cont'd):
The measurement date used to determine pension and other post-retirement benefit obligations and expense is December 31 of each year. The most recent actuarial valuation of the employee future benefit plans for funding purposes was as of January 1, 2022. The next actuarial valuation of the employee future benefit plans for funding purposes is expected to be performed as of January 1, 2023.
The Corporation expects contributions of $nil to be paid to its defined benefit plans in 2023.
The following tables reconcile the opening balances to the closing balances for the net defined benefit liability and its components for the two plans. The expense recognized in profit or loss is recorded in finance loss and other (note 26).

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2022	2021	2022	2021	2022	2021
Balance at January 1	$19,187	$20,203	$(17,373)	$(16,347)	$1,814	$3,856
Included in profit or loss
Current service cost	30	37	—	—	30	37
Interest cost (income)	518	476	(468)	(383)	50	93
Benefits payable	—	—	—	—	—	—
	548	513	(468)	(383)	80	130
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	56	—	—	—	56
Financial assumptions	(4,547)	(986)	—	—	(4,547)	(986)
Experience adjustment	(91)	92	—	—	(91)	92
Return on plan assets excluding interest	—	—	3,092	(1,334)	3,092	(1,334)
income
Plan expenses	(24)	(30)	24	30	—	—
	(4,662)	(868)	3,116	(1,304)	(1,546)	(2,172)
Other
Contributions paid by the employer	—	—	—	—	—	—
Benefits paid	(671)	(661)	671	661	—	—
	(671)	(661)	671	661	—	—
Balance at December 31	$14,402	$19,187	$(14,054)	$(17,373)	$348	$1,814
20.     Employee future benefits (cont'd):

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2022	2021	2022	2021	2022	2021
Balance at January 1	$80	$85	$—	$—	$80	$85
Included in profit or loss
Interest cost (income)	2	1	—	—	2	1
	2	1	—	—	2	1
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	(23)	(2)	—	—	(23)	(2)
Experience adjustment	55	4	—	—	55	4
	32	2	—	—	32	2
Other
Contributions paid by the employer	—	—	(7)	(8)	(7)	(8)
Benefits paid	(7)	(8)	7	8	—	—
	(7)	(8)	—	—	(7)	(8)
Balance at December 31	$107	$80	$—	$—	$107	$80

Included in other comprehensive income (loss)	December 31, 2022	December 31, 2021
Defined benefit pension plan actuarial gain	$1,546	$2,172
Other post-retirement benefit plan actuarial loss	(32)	(2)
	$1,514	$2,170
Pension plan assets comprise:

	2022	2021
Cash and cash equivalents	3%	3%
Equity securities	60%	60%
Debt securities	37%	37%
Total	100%	100%
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2022		2021
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	5.00%	4.89%	2.76%	2.25%
Rate of compensation increase	n/a	n/a	n/a	n/a
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2022		2021
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	2.76%	4.89%	2.40%	2.25%
Rate of compensation increase	n/a	n/a	n/a	n/a
20.     Employee future benefits (cont'd):
Impacts of assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31, 2022 including a one-percentage-point change in assumed health care cost trend rates would not have a material impact on the Corporation’s financial statements.